Mezzanine Equity (Details) - New Dragon Group [Member] ¥ in Thousands, $ in Thousands	Feb. 06, 2024 CNY (¥) shares	Feb. 06, 2024 USD ($) shares
Mezzanine Equity [Line Items]
Issued ordinary shares	22,175	22,175
Exchange investment	¥ 44,968	$ 6,254